Expense Example {- Fidelity Advisor® Energy Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Energy Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Energy Fund-Class A
Expense Example:
1 year	$ 685
3 years	916
5 years	1,167
10 years	1,881
Fidelity Advisor Energy Fund-Class M
Expense Example:
1 year	488
3 years	778
5 years	1,089
10 years	1,971
Fidelity Advisor Energy Fund-Class C
Expense Example:
1 year	289
3 years	585
5 years	1,006
10 years	2,180
Fidelity Advisor Energy Fund - Class I
Expense Example:
1 year	84
3 years	262
5 years	455
10 years	1,014
Class Z
Expense Example:
1 year	67
3 years	211
5 years	368
10 years	$ 822